Other gains/(losses) - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Text block [abstract]
Foreign exchange gain		¥ 207	¥ 192
Foreign exchange loss	¥ 877